Stockholders' Equity - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 09, 2020
Preferred shares, shares authorized	29,626,090		29,626,090
Preferred shares, shares issued	29,626,090		29,626,090
Preferred shares, shares outstanding	29,626,090		29,626,090
890 5TH AVENUE PARTNERS, INC.
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0		0	0
Preferred shares, shares outstanding	0		0	0